Retirement Plans - 401(k) Plan (Details) - USD ($)		9 Months Ended		12 Months Ended
	Aug. 28, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits
Defined Benefit Plan Disclosure
Deferred compensation liability, current and noncurrent		$ 2,300,000		$ 2,544,000	$ 2,275,000
Qualified Plan
Defined Benefit Plan Disclosure
Employer discretionary contribution, percent of qualified cash compensation (up to)		5.00%		5.00%
Nonqualified Plan
Defined Benefit Plan Disclosure
Contributions by employer		$ 0	$ 0
Dividends, common stock, paid-in-kind	$ 41,948,000
Nonqualified Plan | Deferred Compensation, Share-based Payments [Member]
Defined Benefit Plan Disclosure
Contributions by employer				$ 0	0
United States | Qualified Plan
Defined Benefit Plan Disclosure
Employer contributions		2,600,000	2,423,000	3,311,000	3,337,000
Foreign Plan
Defined Benefit Plan Disclosure
Employer contributions				$ 8,070,000	$ 7,613,000
Foreign Plan | Qualified Plan
Defined Benefit Plan Disclosure
Employer contributions		$ 5,566,000	$ 5,956,000
Share-based Payment Arrangement, Tranche One | Nonqualified Plan | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits | Prior to January 2016 Awards [Member]
Defined Benefit Plan Disclosure
Vesting percentage		20.00%		20.00%
Share-based Payment Arrangement, Tranche One | Nonqualified Plan | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits | After January 2016 Awards [Member]
Defined Benefit Plan Disclosure
Vesting percentage		100.00%		100.00%
Share-based Payment Arrangement, Tranche Two | Nonqualified Plan | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits | Prior to January 2016 Awards [Member]
Defined Benefit Plan Disclosure
Vesting percentage		20.00%
Share-based Payment Arrangement, Tranche Three | Nonqualified Plan | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits | Prior to January 2016 Awards [Member]
Defined Benefit Plan Disclosure
Vesting percentage		20.00%		20.00%
Share-Based Payment Arrangement, Tranche Four | Nonqualified Plan | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits | Prior to January 2016 Awards [Member]
Defined Benefit Plan Disclosure
Vesting percentage		20.00%
Share-Based Payment Arrangement, Tranche Four | Nonqualified Plan | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits | Deferred Compensation, Share-based Payments [Member] | Prior to January 2016 Awards [Member]
Defined Benefit Plan Disclosure
Vesting percentage				20.00%
Share-Based Payment Arrangement, Tranche Five | Nonqualified Plan | Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits | Prior to January 2016 Awards [Member]
Defined Benefit Plan Disclosure
Vesting percentage		20.00%		20.00%